Other revenues (Details) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Other Revenues
Noncontrolling interests without SEI	SFr 0	SFr (1)	SFr 0	SFr (1)	SFr (1)
Loans held-for-sale	1	10	1	11	0
Long-lived assets held-for-sale	0	16	(4)	16	(11)
Equity method investments	52	69	65	121	106
Other investments	61	128	30	189	77
Other	201	205	234	406	436
Other revenues	315	SFr 427	326	742	607
Bank
Other Revenues
Loans held-for-sale				11	0
Long-lived assets held-for-sale				16	(11)
Equity method investments				119	104
Other investments				188	76
Other				445	483
Other revenues	SFr 330		SFr 355	SFr 779	SFr 652